Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(270,850)	(719,642)
Shares still expected to vest (in shares)	474,225	1,573,187
2024 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	695,936
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	0
Shares cancelled in 2024 (in shares)	(438,396)
Total before issuances (in shares)	257,540
Shares issued (in shares)	0	0	0	0
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	257,540
Estimated cost over the vesting period | $	$ 7
2024 Performance Plan | Share Appreciation Rights Units (SARs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares still expected to vest (in shares)	186,409
2024 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	1,139,838
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(45,121)
Shares cancelled in 2024 (in shares)	(229,963)
Total before issuances (in shares)	864,754
Shares issued (in shares)	(135,092)	0	0	0
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	729,662
Estimated cost over the vesting period | $	$ 21
2023 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	818,842
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(233,398)
Shares cancelled in 2024 (in shares)	(308,172)
Total before issuances (in shares)	277,272
Shares issued (in shares)	(66,519)	(31,124)	0	0
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	179,629
Estimated cost over the vesting period | $	$ 15
2023 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	2,375,143
Number of shares for rights offering, in share-based payment arrangement (in shares)	0
Revision for forfeitures (in shares)	(143,340)
Shares cancelled in 2024 (in shares)	(244,537)
Total before issuances (in shares)	1,987,266
Shares issued (in shares)	(824,237)	(354,331)	0	0
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	808,698
Estimated cost over the vesting period | $	$ 42
2022 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	306,641
Number of shares for rights offering, in share-based payment arrangement (in shares)	83,926
Revision for forfeitures (in shares)	(68,520)
Shares cancelled in 2024 (in shares)	(144,108)
Total before issuances (in shares)	177,939
Shares issued (in shares)	(49,245)	(29,885)	0	0
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	98,809
Estimated cost over the vesting period | $	$ 9
2022 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	913,450
Number of shares for rights offering, in share-based payment arrangement (in shares)	227,947
Revision for forfeitures (in shares)	(83,910)
Shares cancelled in 2024 (in shares)	(33,305)
Total before issuances (in shares)	1,024,182
Shares issued (in shares)	(312,725)	(476,256)	(13,957)	0
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	221,244
Estimated cost over the vesting period | $	$ 21
2021 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	451,363
Number of shares for rights offering, in share-based payment arrangement (in shares)	115,575
Revision for forfeitures (in shares)	(63,796)
Shares cancelled in 2024 (in shares)	0
Total before issuances (in shares)	503,142
Shares issued (in shares)	(352,286)	(120,419)	(2,071)	(1,121)
Performance conditions not met (in shares)	(27,245)
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 0
2021 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	542,714
Number of shares for rights offering, in share-based payment arrangement (in shares)	93,375
Revision for forfeitures (in shares)	(46,358)
Shares cancelled in 2024 (in shares)	0
Total before issuances (in shares)	589,731
Shares issued (in shares)	(189,218)	(234,157)	(160,596)	(5,760)
Performance conditions not met (in shares)	0
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 0